Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders’ Deficit [Abstract]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model

The Company estimated the fair value of the warrants granted during the three months ended March 31, 2026 using the Black-Scholes valuation model with the following assumptions:

	For the Three Months Ended
	March 31,	March 31,
	2026	2025

Risk free interest rate	3.58%-3.82%	4.25%-4.37%
Expected term (years)	3.92-5.00	1.50-7.00
Expected volatility	80.5%-82.8%	86.0%-98.0%
Expected dividends	0%	0%

The Company estimated the fair value of the warrants granted using the Black-Scholes valuation model with the following assumptions:

	For the Years Ended
	December 31,
	2025	2024

Risk-free interest rate	3.64% - 4.37%	N/A
Expected term (years)	1.00 - 7.00	N/A
Expected volatility	86.0% - 108.0%	N/A
Expected dividends	0.00%	N/A

Schedule of Information Related to Warrants

The following table presents information related to warrants as of March 31, 2026:

Class of Warrants	Quantity	Exercise Price	Expiration Date
Investor A	1,080,814	$4.40	9/30/2026
Investor B	543,206	$6.566	2/11/2030
Placement Agent	270,204	$4.40	2/11/2032
Investor A	319,528	$4.40	9/30/2026
Investor B	160,591	$6.566	3/31/2030
Placement Agent	79,882	$4.40	3/31/2032
Original	56,815	$4.40	2/11/2030
Exchange	75,755	$3.30	2/11/2030
Placement Agent	33,040	$5.00	*
Total	2,619,835

*	The placement agent warrants related to the closings of the Follow-on Offering are reserved for issuance upon the final closing of the Follow-on Offering with the expiration dates determined accordingly.

The following table presents information related to warrants as of December 31, 2025:

Class of Warrants	Quantity	Exercise Price	Expiration Date
Investor A	1,080,814	$4.40	2/11/2026
Investor B	542,462	$6.575	2/11/2026
Placement Agent	270,204	$4.40	2/11/2032
Investor A	319,528	$4.40	3/31/2026
Investor B	160,372	$6.575	3/31/2030
Placement Agent	79,882	$4.40	3/31/2032
Original	56,815	$4.40	2/11/2030
Exchange	75,755	$3.30	2/11/2030
Placement Agent	20,000	$5.00	12/23/2032

Total	2,605,832